INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 3,311,506	[1]	$ 2,928,984
Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financing Services		Financing Services
Country	Colombia		Colombia
Puntos Colombia S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of the customers loyalty		Administration of the customers loyalty
Country	Colombia		Colombia
Internacional Ejecutiva de Aviación S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel service		Aircraft and aircraft travel service
Country	Colombia		Colombia
Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment in infrastructure projects		Investment in infrastructure projects
Country	Colombia		Colombia
Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital electronic billing services		Digital electronic billing services
Country	Colombia		Colombia
P.A Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Inventory finance and comprehensive logistics operation		Inventory finance and comprehensive logistics operation
Country	Colombia		Colombia
P.A Coba
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Technological platform development		Technological platform development
Country	Colombia		Colombia
P.A Acelera TI
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	IT talent development		IT talent development
Country	Colombia		Colombia
P.A Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Purchase and sale of loans and receivables		Purchase and sale of loans and receivables
Country	Colombia		Colombia
P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Renewable energies		Renewable energies
Country	Colombia		Colombia
P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio		Collections and recovery of portfolio
Country	Colombia		Colombia
P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Sustainable mobility services		Sustainable mobility services
Country	Colombia		Colombia
Grupo Argos S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Number of shares in entity held by entity or by its subsidiaries or associates	562,500
Purchase of interests in associates	$ 453
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 298,040		$ 160,373	$ 471,530
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 235,908		$ 95,106	$ 410,324
Total for all joint ventures | Puntos Colombia S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 28,862		$ 17,691
Total for all joint ventures | Internacional Ejecutiva de Aviación S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		0.00%
Investments	$ 12,962		$ 0
Total for all joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	26.30%		26.30%
Investments	$ 10,606		$ 10,597
Total for all joint ventures | Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 4,502		$ 3,182
Total for all joint ventures | P.A Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 4,327		$ 3,888
Total for all joint ventures | P.A Coba
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	51.78%		51.78%
Investments	$ 602		$ 1,720
Total for all joint ventures | P.A Acelera TI
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 195		$ 279
Total for all joint ventures | P.A Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%		50.00%
Investments	$ 76		$ 75
Total for all joint ventures | P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	0.00%		50.00%
Investments	$ 0		$ 27,835
Total for all joint ventures | P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	46.00%		46.00%
Investments	$ 0		$ 0
Total for all joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	33.33%		33.33%
Investments	$ 0		$ 0

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.